Schedule of Investments (unaudited) July 31, 2019	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 6.4%
American Express Credit Account Master Trust:
Series 2017-7, Class A, 2.35%, 05/15/25	USD	250	$251,075
Series 2019-2, Class A, 2.67%, 11/15/24		475	481,707
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.38%, 03/15/28(a)(b)		1,940	1,939,996
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.84%, 12/15/24		1,360	1,383,340
CarMax Auto Owner Trust:
Series 2018-3, Class A4, 3.27%, 03/15/24		540	555,695
Series 2019-3, Class A4, 2.30%, 04/15/25		2,030	2,029,244
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A4, (LIBOR USD 1 Month + 0.90%), 3.17%, 11/25/34(a)		16	16,321
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.72%, 08/15/30(a)(b)		1,000	997,655
Ford Credit Auto Owner Trust, Series 2019-B, Class A4, 2.24%, 10/15/24		3,860	3,856,816
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A4, 2.21%, 11/18/24		1,440	1,439,620
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(c)		404	402,874
LMREC, Inc., Series 2016-CRE2, Class A, (LIBOR USD 1 Month + 1.70%), 3.97%, 11/24/31(a)(b)		191	192,405
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.38%, 11/25/36(a)		10	4,515
Progress Residential Trust(b):
Series 2015-SFR2, Class A, 2.74%, 06/12/32		784	782,114
Series 2017-SFR1, Class A, 2.77%, 08/17/34		418	418,254
SMB Private Education Loan Trust, Series 2015-C, Class A3, (LIBOR USD 1 Month + 1.95%), 4.28%, 08/16/32(a)(b)		500	512,479
USAA Auto Owner Trust, Series 2019-1, Class A4, 2.14%, 11/15/24		1,230	1,229,781

Total Asset-Backed Securities — 6.4% (Cost: $16,472,212)			16,493,891

Non-Agency Mortgage-Backed Securities — 7.9%

Collateralized Mortgage Obligations — 1.1%
Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 4.40%, 10/25/35(d)		191	191,554
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35		88	88,125
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		10	9,955
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57		464	478,888
Series 2018-3, Class MA, 3.50%, 08/25/57		630	651,538
Series 2018-4, Class MA, 3.50%, 03/25/58		1,113	1,148,900
Series 2019-2, Class MA, 3.50%, 08/25/58		376	389,762

			2,958,722

Commercial Mortgage-Backed Securities — 6.4%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(b)		370	397,546
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.44%, 09/15/34(b)(d)		210	211,117
AREIT Trust, Series 2018-CRE1, Class A, 3.18%, 02/14/35(b)(d)		130	129,566

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.38%, 12/15/36(b)(d)	USD	330	$332,063
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 3.17%, 01/15/33(b)(d)		152	151,183
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.36%, 04/10/29(b)		950	955,189
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		2,166	2,240,755
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31(b)(d)		400	405,989
Commercial Mortgage Trust:
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		345	366,362
Series 2015-CR23, Class CMB, 3.68%, 05/10/48(b)(d)		800	804,521
Series 2015-CR25, Class C, 4.54%, 08/10/48(d)		50	52,064
Series 2015-CR26, Class ASB, 3.37%, 10/10/48		400	412,099
Series 2017-PANW, Class A, 3.24%, 10/10/29(b)		1,580	1,627,837
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.57%, 06/15/52(d)		3,988	489,640
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(b)(d)		215	215,897
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class A, 5.37%, 05/03/32(b)		335	383,367
GS Mortgage Securities Trust, Series 2015- GC32, Class D, 3.35%, 07/10/48		54	50,515
Hudson Yards Mortgage Trust, Series 2019- 30HY, Class D, 3.56%, 07/10/39(b)(d)		208	209,597
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34(b)(d)		1,250	1,287,545
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.39%, 06/13/52		343	358,978
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 2.85%, 10/06/38(b)(d)		640	650,136
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		80	70,985
Morgan Stanley Capital I Trust:
Series 2014-150E, Class A, 3.91%, 09/09/32(b)		595	631,719
Series 2018-SUN, Class A, 3.22%, 07/15/35(b)(d)		595	594,998
Series 2019-H6, Class A4, 3.42%, 06/15/52		567	595,390
Series 2019-H7, Class A4, 3.26%, 07/15/52		704	730,032
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.27%, 06/15/35(b)(d)		182	181,892
RAIT Trust, Series 2017-FL7, Class A, 3.27%, 06/15/37(b)(d)		145	144,254
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class E, 4.48%, 12/15/36(b)(d)		99	98,422
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A4, 3.41%, 08/15/47		675	702,794
Series 2014-C22, Class C, 3.76%, 09/15/57(d)		63	62,747
Series 2014-LC14, Class A4, 3.77%, 03/15/47		900	948,289

			16,493,488

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities — 0.4%(d)
BANK, Series 2017-BNK9, Class XA, 0.82%, 11/15/54	USD	4,331	$235,561
Core Industrial Trust(b):
Series 2015-TEXW, Class XA, 0.77%, 02/10/34		9,131	146,954
Series 2015-WEST, Class XA, 0.93%, 02/10/37		4,515	209,712
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.57%, 11/15/51		1,299	55,184
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class XA, 1.23%, 11/15/50		3,873	306,560

			953,971

Total Non-Agency Mortgage-Backed Securities — 7.9% (Cost: $20,070,252)			20,406,181

U.S. Government Sponsored Agency Securities — 154.7%

Collateralized Mortgage Obligations — 3.0%
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4.00%, 09/15/54(c)		302	348,632
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2411, Class FJ, (LIBOR USD 1 Month + 0.35%), 2.68%, 12/15/29(a)		5	4,755
Federal National Mortgage Association:
Series 2010-134, Class KZ, 4.50%, 12/25/40		489	538,263
Series 2010-141, Class LZ, 4.50%, 12/25/40		619	684,118
Series 2011-8, Class ZA, 4.00%, 02/25/41		1,195	1,255,638
Series 2011-131, Class LZ, 4.50%, 12/25/41		249	270,451
Federal National Mortgage Association Variable Rate Notes, Series 2019-1, Class AF, (LIBOR USD 1 Month + 0.50%), 2.77%, 02/25/49(a)		1,043	1,042,642
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39		108	120,111
Series 2016-123, Class LM, 3.00%, 09/20/46		200	204,107
Series 2019-5, Class P, 3.50%, 07/20/48		795	818,593
Government National Mortgage Association Variable Rate Notes:
Series 2014-107, Class WX, 6.81%, 07/20/39(e)		436	497,793
Series 2018-164, Class AF, (LIBOR USD 1 Month + 0.40%), 2.67%, 12/20/48(a)		1,909	1,907,332

			7,692,435

Commercial Mortgage-Backed Securities — 1.0%
Federal Home Loan Mortgage Corp. Variable Rate Notes(e):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		891	924,609
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		738	763,864
Federal National Mortgage Association ACES Variable Rate Notes, Series 2019-M1, Class A2, 3.56%, 09/25/28(e)		437	473,412
Government National Mortgage Association:
Series 2019-7, Class V, 3.00%, 05/16/35		94	96,339
Series 2019-53, Class V, 2.75%, 08/16/31		246	248,958

			2,507,182

Interest Only Collateralized Mortgage Obligations — 1.9%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41		346	33,138
Series 4791, Class LI, 3.00%, 05/15/48		1,210	153,795

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 4901, Class CS, (LIBOR USD 1 Month + 6.10%), 3.78%, 07/25/49(a)	USD	1,375	$225,980
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43		1,173	105,894
Series 2014-68, Class YI, 4.50%, 11/25/44		547	97,096
Series 2017-68, Class IE, 4.50%, 09/25/47		1,431	242,832
Series 2018-63, 3.00%, 09/25/48		2,527	420,779
Federal National Mortgage Association Variable Rate Notes(a):
Series 2011-100, Class S, (LIBOR USD 1 Month + 6.45%), 4.18%, 10/25/41		36	5,583
Series 2016-60, Class SD, (LIBOR USD 1 Month + 6.10%), 3.83%, 09/25/46		2,212	362,452
Series 2016-78, Class CS, (LIBOR USD 1 Month + 6.10%), 3.83%, 05/25/39		2,840	464,114
Series 2016-81, Class CS, (LIBOR USD 1 Month + 6.10%), 3.83%, 11/25/46		1,490	234,020
Series 2017-70, Class SA, (LIBOR USD 1 Month + 6.15%), 3.88%, 09/25/47		1,446	286,540
Series 2019-25, Class SA, (LIBOR USD 1 Month + 6.05%), 3.78%, 06/25/49		6,653	1,287,873
Series 2019-35, Class SA, (LIBOR USD 1 Month + 6.10%), 3.83%, 07/25/49		984	163,431
Government National Mortgage Association:
Series 2014-113, Class NI, 5.00%, 07/20/44		696	137,702
Series 2017-139, Class IB, 4.50%, 09/20/47		1,566	250,029
Series 2017-144, Class DI, 4.50%, 09/20/47		1,135	175,552
Series 2018-89, Class CI, 5.00%, 12/20/47		1,491	295,233

			4,942,043

Interest Only Commercial Mortgage-Backed Securities — 2.8%
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2015-K718, Class X2A, 0.10%, 02/25/48(b)(e)		66,115	127,588
Series K722, Class X1, (LIBOR USD 1 Month + 0.00%), 1.31%, 03/25/23(a)		3,777	145,070
Government National Mortgage Association Variable Rate Notes(e):
Series 2013-63, 0.79%, 09/16/51		20,276	1,071,206
Series 2016-45, 1.01%, 02/16/58		7,704	550,355
Series 2016-67, 1.17%, 07/16/57		5,448	433,665
Series 2016-151, 1.09%, 06/16/58		21,806	1,713,110
Series 2016-175, 0.92%, 09/16/58		7,824	569,681
Series 2017-53, 0.69%, 11/16/56		8,449	485,280
Series 2017-64, 0.72%, 11/16/57		14,050	919,012
Series 2017-127, 0.72%, 02/16/59		12,481	782,947
Series 2017-171, 0.70%, 09/16/59		6,990	443,004

			7,240,918

Mortgage-Backed Securities — 146.0%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		1,949	1,963,458
3.00%, 09/01/27 - 11/01/48		9,432	9,597,320
3.50%, 12/01/40 - 01/01/48		10,914	11,392,883
3.50%, 01/01/44(f)		3,211	3,348,280
4.00%, 08/01/40 - 07/01/48		5,166	5,500,070
4.50%, 07/01/26 - 09/01/48		2,119	2,284,705
5.00%, 05/01/35 - 02/01/42		1,646	1,792,860
5.50%, 02/01/35 - 06/01/41		802	892,652
6.00%, 08/01/28 - 11/01/39		27	31,045
Federal National Mortgage Association:
3.00%, 02/01/44		733	745,347
3.13%, 09/01/27		447	469,095
3.16%, 03/01/27		681	713,072

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/46	USD	968	$1,001,767
4.00%, 01/01/41		115	122,238
5.00%, 09/01/44		86	92,812
6.00%, 07/01/39		567	636,705
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46		3,201	3,285,571
3.00%, 04/20/46 - 08/20/46(f)		9,758	10,019,683
3.00%, 08/15/49(g)		3,212	3,282,827
3.50%, 01/15/42 - 10/20/46		6,019	6,255,802
3.50%, 03/20/46 - 06/20/46(f)		15,134	15,713,495
3.50%, 08/15/49 - 09/15/49(g)		6,063	6,267,724
4.00%, 04/20/39 - 01/15/48		3,130	3,311,413
4.00%, 08/15/49 - 10/15/49(g)		25,474	26,450,699
4.50%, 09/20/39 - 07/20/48		7,163	7,601,786
4.50%, 08/15/49 - 10/15/49(g)		6,340	6,598,943
5.00%, 12/15/34 - 07/20/44		2,735	3,005,216
5.00%, 08/15/49 - 10/15/49(g)		4,872	5,100,121
5.50%, 07/15/38 - 12/20/41		852	955,770
6.50%, 10/15/38 - 02/20/41		321	368,154
Uniform Mortgage Backed Securities:
2.00%, 10/01/31 - 03/01/32		1,232	1,215,863
2.50%, 04/01/30 - 02/01/33		7,392	7,443,123
2.50%, 08/25/34 - 08/25/49(g)		1,081	1,069,431
3.00%, 04/01/28 - 11/01/48		29,975	30,516,119
3.00%, 08/25/34 - 08/25/49(g)		20,798	21,056,110
3.50%, 11/01/27 - 08/01/49		34,310	35,677,994
3.50%, 08/25/34 - 08/25/49(g)		38,159	39,113,148
4.00%, 08/01/31 - 07/01/49		35,159	37,456,417
4.00%, 08/25/34 - 08/25/49(g)		8,293	8,586,107
4.50%, 07/01/24 - 07/01/48		5,457	5,880,646
4.50%, 12/01/48(f)		3,758	4,066,893
4.50%, 08/25/49 - 09/25/49(g)		34,347	36,015,739
5.00%, 01/01/23 - 06/01/39		2,587	2,826,895
5.00%, 07/25/49 - 08/25/49(g)		3,282	3,486,188
5.50%, 06/01/24 - 03/01/40		1,136	1,266,231
5.50%, 08/25/49(g)		291	311,929
6.00%, 12/01/32 - 09/01/40		792	900,497
6.50%, 09/01/36 - 05/01/40		224	257,011

			375,947,854

Total U.S. Government Sponsored Agency Securities — 154.7% (Cost: $394,435,648)			398,330,432

U.S. Treasury Obligations — 1.0%
U.S. Treasury Inflation Linked Notes,
0.50%, 04/15/24(e)		2,589	2,615,380

Total U.S. Treasury Obligations — 1.0% (Cost: $2,596,365)			2,615,380

Total Long-Term Investments — 170.0% (Cost: $433,574,477)			437,845,884

Security		Shares	Value
Short-Term Securities — 2.8%
Dreyfus Treasury Prime Cash Management Institutional Shares, 2.03%(h)		7,239,568	$7,239,568

Total Short-Term Securities — 2.8% (Cost: $7,239,568)			7,239,568

Total Options Purchased — 0.0% (Cost: $171,159)			52,902

Total Investments Before Options Written and TBA Sale Commitments — 172.8% (Cost: $440,985,204)			445,138,354

Total Options Written — (0.1)% (Premium Received — $240,996)			(206,407)

		Par (000)
TBA Sale Commitments — (33.1)%(g)

Mortgage-Backed Securities — (33.1)%
Government National Mortgage Association:
3.50%, 08/15/49	USD	1,400	(1,447,633)
4.00%, 08/15/49 - 09/15/49		12,061	(12,525,949)
4.50%, 08/15/49 - 09/15/49		4,158	(4,328,867)
5.00%, 08/15/49 - 09/15/49		3,248	(3,400,758)
Uniform Mortgage Backed Securities:
2.50%, 08/25/34		798	(802,553)
3.50%, 08/25/34 - 09/25/49		30,764	(31,562,874)
3.00%, 07/25/49 - 09/25/49		17,351	(17,495,815)
5.00%, 07/25/49		1,546	(1,641,552)
4.00%, 08/25/49		746	(772,207)
4.50%, 08/25/49		10,747	(11,270,916)

Total TBA Sale Commitments — (33.1)% (Proceeds: $85,166,273)			(85,249,124)

Total Investments Net of Options Written and TBA Sale Commitments — 139.6% (Cost: $355,577,935)			359,682,823

Liabilities in Excess of Other Assets — (39.6)%			(102,081,808)

Net Assets — 100.0%			$257,601,015

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock U.S. Mortgage Portfolio

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	2.55%	07/12/19	08/02/19	$3,244,000	$3,247,906	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.55	07/12/19	08/02/19	3,937,100	3,941,841	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.55	07/12/19	08/02/19	3,071,600	3,075,299	U.S. Government Sponsored Agency Securities	Up to 30 days
Credit Suisse AG NY Branch	2.56	07/12/19	08/02/19	5,826,500	5,833,544	U.S. Government Sponsored Agency Securities	Up to 30 days
Credit Suisse AG NY Branch	2.56	07/12/19	08/02/19	4,924,000	4,929,952	U.S. Government Sponsored Agency Securities	Up to 30 days
Credit Suisse AG NY Branch	2.56	07/12/19	08/02/19	3,753,900	3,758,438	U.S. Government Sponsored Agency Securities	Up to 30 days
Credit Suisse AG NY Branch	2.56	07/12/19	08/02/19	6,509,500	6,517,369	U.S. Government Sponsored Agency Securities	Up to 30 days
Credit Suisse AG NY Branch	2.56	07/12/19	08/02/19	3,818,300	3,822,916	U.S. Government Sponsored Agency Securities	Up to 30 days

				$35,084,900	$35,127,265

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Ultra Bond	2	09/19/19	$355	$2,059
U.S. Treasury 5 Year Note	34	09/30/19	3,997	(876)

				1,183

Short Contracts
3 Month Eurodollar	10	09/16/19	2,445	(326)
U.S. Treasury 10 Year Note	169	09/19/19	21,534	(30,934)
U.S. Treasury 10 Year Ultra Note	11	09/19/19	1,516	(20,291)
U.S. Treasury Long Bond	6	09/19/19	934	(7,478)
U.S. Treasury 2 Year Note	83	09/30/19	17,796	31,782
3 Month Eurodollar	8	12/16/19	1,957	(1,786)
3 Month Eurodollar	8	03/16/20	1,962	(2,885)
3 Month Eurodollar	8	06/15/20	1,964	(1,711)
3 Month Eurodollar	8	09/14/20	1,965	(1,886)
3 Month Eurodollar	8	12/14/20	1,965	(3,111)
3 Month Eurodollar	6	03/15/21	1,475	(3,933)
3 Month Eurodollar	6	06/14/21	1,475	2,900

				(39,659)

				$(38,476)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap	2.13%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/25/19	2.13%	USD	7,900	$13,154
2-Year Interest Rate Swap	2.00%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	01/22/20	2.00%	USD	20,600	37,795
5-Year Interest Rate Swap	2.72%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	2.72%	USD	2,580	601
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	3,400	676
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	3,400	676

										$52,902

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-day Eurodollar December 2019 Futures	60	12/16/19	USD	98.25	USD	15,000	$(4,125)
90-day Eurodollar March 2020 Futures	96	03/16/20	USD	98.00	USD	24,000	(49,200)

							$(53,325)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.03%	Semi-Annual	Bank of America NA	09/03/19	2.03%	USD	2,240	$(20,921)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.01%	Semi-Annual	Bank of America NA	09/04/19	2.01%	USD	2,240	(18,746)

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock U.S. Mortgage Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.89%	Semi-Annual	Citibank NA	05/01/20	1.89%	USD	18,000	$(103,129)

										(142,796)

Put
10-Year Interest Rate Swap	2.23%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	09/03/19	2.23%	USD	2,240	(1,384)
10-Year Interest Rate Swap	2.21%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	09/04/19	2.21%	USD	2,240	(1,826)
5-Year Interest Rate Swap	2.33%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/25/19	2.33%	USD	12,320	(7,076)

										(10,286)

										$(153,082)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	USD	2,100	$(46,300)	$(44,214)	$(2,086)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3 month LIBOR	Quarterly	3.01%	Semi-Annual	09/30/20	USD	5,500	$102,384	$—	$102,384
3 month LIBOR	Quarterly	2.38%	Semi-Annual	05/03/21	USD	6,120	39,816	—	39,816
1.68%	Semi-Annual	3 month LIBOR	Quarterly	06/24/22	USD	5,000	32,065	—	32,065
1.72%	Semi-Annual	3 month LIBOR	Quarterly	06/26/22	USD	1,300	6,741	—	6,741
1.84%	Semi-Annual	3 month LIBOR	Quarterly	07/18/22	USD	1,900	2,176	—	2,176
1.81%	Semi-Annual	3 month LIBOR	Quarterly	07/25/22	USD	1,400	2,703	—	2,703
1.78%	Semi-Annual	3 month LIBOR	Quarterly	07/26/22	USD	3,000	7,902	—	7,902
2.50%	Semi-Annual	3 month LIBOR	Quarterly	01/29/23	USD	14,285	(314,157)	—	(314,157)
2.71%	Semi-Annual	3 month LIBOR	Quarterly	02/06/23	USD	14,245	(514,907)	—	(514,907)
3 month LIBOR	Quarterly	2.61%	Semi-Annual	02/07/24	USD	2,600	104,062	—	104,062
2.71%	Semi-Annual	3 month LIBOR	Quarterly	03/18/24	USD	6,400	(292,222)	—	(292,222)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	12/21/28	USD	1,000	(76,847)	—	(76,847)
2.64%	Semi-Annual	3 month LIBOR	Quarterly	03/14/29	USD	1,400	(92,066)	—	(92,066)
3 month LIBOR	Quarterly	2.44%	Semi-Annual	03/26/29	USD	1,480	70,872	—	70,872
3 month LIBOR	Quarterly	2.52%	Semi-Annual	04/08/29	USD	1,000	54,666	—	54,666

							$(866,812)	$—	$(866,812)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	USD	3,100	$104,464	$324,571	$(220,107)

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock U.S. Mortgage Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	3,100	$(104,464)	$(355,240)	$250,776
CMBX.NA.12.BBB-	3.00%	Monthly	JPMorgan Securities LLC	08/17/61	NR	USD	1,235	(78,581)	(104,492)	25,911

								$(183,045)	$(459,732)	$276,687

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	2.27%

Currency

USD	United States Dollar

Portfolio Abbreviations

CSMC	Credit Suisse Mortgage Capital

CWABS	Countrywide Asset-Backed Certificates

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

S&P	Standard & Poor’s

TBA	To-be-announced

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$16,091,017	$402,874	$16,493,891
Non-Agency Mortgage-Backed Securities	—	20,406,181	—	20,406,181
U.S. Government Sponsored Agency Securities	—	397,981,800	348,632	398,330,432
U.S. Treasury Obligations	—	2,615,380	—	2,615,380

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$7,239,568	$—	$—	$7,239,568
Options Purchased:
Interest rate contracts	—	52,902	—	52,902
Liabilities:
Investments:
TBA Sale Commitments	—	(85,249,124)	—	(85,249,124)

	$7,239,568	$351,898,156	$751,506	$359,889,230

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$276,687	$—	$276,687
Interest rate contracts	36,741	423,387	—	460,128
Liabilities:
Credit contracts	—	(222,193)	—	(222,193)
Interest rate contracts	(128,542)	(1,443,281)	—	(1,571,823)

	$(91,801)	$(965,400)	$—	$(1,057,201)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $35,127,265 are categorized as Level 2 within the disclosure hierarchy.

8